Share Capital (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Number Outstanding, Weighted Average Contractual Life	3 years 9 months 18 days
Excercise Price $8.75 - $8.95 [Member]
Number Outstanding, Balance	75,000
Number Outstanding, Weighted Average Contractual Life	3 years 9 months
Number Outstanding, Weighted Average Price per Share	$ 9.53
Number Exercisable, Balance	75,000
Number Exercisable, Weighted Average Price per Share	$ 9.53
Number Exercisable, Weighted Average Contractual Life	3 years 9 months
Excercise Price $8.75 - $8.95 [Member] | Minimum [Member]
Weighted Average Price per Share, Exercised	$ 8.75
Excercise Price $8.75 - $8.95 [Member] | Maximum [Member]
Weighted Average Price per Share, Exercised	$ 8.95